Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.71%
Russell Midcap® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.59%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	9.89%	9.56%
Performance Inception Date			May 13, 2015
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	9.60%	9.29%
Performance Inception Date			May 13, 2015
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.36%	8.60%	7.90%
Performance Inception Date			May 13, 2015
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.97%	7.46%	7.11%
Performance Inception Date			May 13, 2015